UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405

Name of Fund: BlackRock Balanced Capital Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/07

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)        (in U.S. dollars)

                                             Shares
Industry                                       Held        Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.8%                  450,000        Honeywell International, Inc.                            $    25,326,000
                                            200,000        Raytheon Co.                                                  10,778,000
                                            450,000        United Technologies Corp.                                     31,918,500
                                                                                                                    ---------------
                                                                                                                         68,022,500
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.0%                          400,000        Harley-Davidson, Inc.                                         23,844,000
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.9%                            400,000        Anheuser-Busch Cos., Inc.                                     20,864,000
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.1%                    900,000        Masco Corp.                                                   25,623,000
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 4.0%                      250,000        Legg Mason, Inc.                                              24,595,000
                                            800,000        Mellon Financial Corp.                                        35,200,000
                                            450,000        Morgan Stanley                                                37,746,000
                                                                                                                    ---------------
                                                                                                                         97,541,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                            600,000        E.I. du Pont de Nemours & Co.                                 30,504,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.3%                     900,000        Wells Fargo & Co.                                             31,653,000
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.9%           1,350,000        Cisco Systems, Inc. (a)                                       37,597,500
                                            650,000        Juniper Networks, Inc. (a)                                    16,360,500
                                            900,000        Motorola, Inc.                                                15,930,000
                                                                                                                    ---------------
                                                                                                                         69,888,000
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.4%              750,000        Hewlett-Packard Co.                                           33,465,000
                                            300,000        International Business Machines Corp.                         31,575,000
                                          3,500,000        Sun Microsystems, Inc. (a)                                    18,410,000
                                                                                                                    ---------------
                                                                                                                         83,450,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.6%       700,000        Citigroup, Inc.                                               35,903,000
                                            565,000        JPMorgan Chase & Co.                                          27,374,250
                                                                                                                    ---------------
                                                                                                                         63,277,250
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               600,000        AT&T Inc.                                                     24,900,000
Services - 2.2%                             700,000        Verizon Communications, Inc.                                  28,819,000
                                                                                                                    ---------------
                                                                                                                         53,719,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.7%          300,000        GlobalSantaFe Corp.                                           21,675,000
                                            200,000        Schlumberger Ltd.                                             16,988,000
                                            500,000        Weatherford International Ltd. (a)(e)                         27,620,000
                                                                                                                    ---------------
                                                                                                                         66,283,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.4%             200,000        Wal-Mart Stores, Inc.                                          9,622,000
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.0%                        300,000        Cadbury Schweppes Plc (b)                                     16,290,000
                                            240,000        General Mills, Inc.                                           14,020,800
                                            100,000        Nestle SA Registered Shares                                   37,997,354
                                            900,000        Unilever NV (b)                                               27,918,000
                                                                                                                    ---------------
                                                                                                                         96,226,154
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.6%     700,000        Baxter International, Inc.                                    39,438,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.6%     300,000        AmerisourceBergen Corp.                                       14,841,000
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%        750,000        McDonald's Corp.                                              38,070,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.8%                   400,000        Sony Corp. (b)                                                20,548,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.5%                   550,000        Kimberly-Clark Corp.                                          36,789,500
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                          450,000        Accenture Ltd. Class A                                        19,300,500
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.8%             275,000        3M Co.                                                        23,867,250
                                          1,050,000        General Electric Co.                                          40,194,000
                                            375,000        Textron, Inc.                                                 41,291,250
                                            300,000        Tyco International Ltd.                                       10,137,000
                                                                                                                    ---------------
                                                                                                                        115,489,500
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.1%                            550,000        ACE Ltd.                                                      34,386,000
                                            550,000        American International Group, Inc.                            38,516,500
                                            290,000        Prudential Financial, Inc.                                    28,196,700
                                            350,000        RenaissanceRe Holdings Ltd.                                   21,696,500
                                                                                                                    ---------------
                                                                                                                        122,795,700
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.8%         750,000        Yahoo! Inc. (a)                                               20,347,500
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                            500,000        Dover Corp.                                                   25,575,000
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)        (in U.S. dollars)

                                             Shares
Industry                                       Held        Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.9%                                300,000        CBS Corp. Class B                                        $     9,996,000
                                            900,000        Comcast Corp. Special Class A (a)                             25,164,000
                                            350,000        Walt Disney Co. (e)                                           11,949,000
                                                                                                                    ---------------
                                                                                                                         47,109,000
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                      500,000        Alcoa, Inc.                                                   20,265,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.5%          375,000        Devon Energy Corp.                                            29,358,750
                                            250,000        EnCana Corp.                                                  15,362,500
                                            235,000        Exxon Mobil Corp.                                             19,711,800
                                            600,000        Murphy Oil Corp.                                              35,664,000
                                            100,000        Total SA (b)                                                   8,098,000
                                                                                                                    ---------------
                                                                                                                        108,195,050
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.7%              200,000        International Paper Co.                                        7,810,000
                                            250,000        MeadWestvaco Corp.                                             8,830,000
                                                                                                                    ---------------
                                                                                                                         16,640,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.4%                      700,000        Bristol-Myers Squibb Co.                                      22,092,000
                                            200,000        GlaxoSmithKline Plc (b)                                       10,474,000
                                            350,000        Pfizer, Inc.                                                   8,949,500
                                            800,000        Schering-Plough Corp.                                         24,352,000
                                            725,000        Wyeth                                                         41,571,500
                                                                                                                    ---------------
                                                                                                                        107,439,000
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor              600,000        Applied Materials, Inc.                                       11,922,000
Equipment - 2.5%                            600,000        Intersil Corp. Class A                                        18,876,000
                                            500,000        Micron Technology, Inc. (a)                                    6,265,000
                                            600,000        Texas Instruments, Inc.                                       22,578,000
                                                                                                                    ---------------
                                                                                                                         59,641,000
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.3%                             350,000        Electronic Arts, Inc. (a)                                     16,562,000
                                            500,000        Microsoft Corp.                                               14,735,000
                                                                                                                    ---------------
                                                                                                                         31,297,000
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%                     900,000        Limited Brands, Inc.                                          24,705,000
                                            400,000        Office Depot, Inc. (a)                                        12,120,000
                                                                                                                    ---------------
                                                                                                                         36,825,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $1,021,571,003) - 66.9%                            1,621,122,654
-----------------------------------------------------------------------------------------------------------------------------------

                                         Beneficial
                                           Interest        Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                       $659,000,000        Master Bond Portfolio of Master Bond9LLC0(c)                 790,586,793
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Mutual Funds (Cost - $801,330,832) - 32.6%             790,586,793
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                         10,874,091        BlackRock Liquidity Series, LLC
                                                           Cash Sweep Series, 5.33% (c)(f)                               10,874,091
                                         31,149,650        BlackRock Liquidity Series, LLC
                                                           Money Market Series, 5.33% (c)(d)(f)
                                                                                                                         31,149,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $42,023,741) - 1.7%                                   42,023,741
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $1,864,925,576*) - 101.2%        2,453,733,188

                                                           Liabilities in Excess of Other Assets - (1.2%)               (30,648,394)
                                                                                                                    ---------------
                                                           Net Assets - 100.0%                                      $ 2,423,084,794
                                                                                                                    ===============

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)        (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,877,933,124
                                                                ===============
      Gross unrealized appreciation                             $   603,581,665
      Gross unrealized depreciation                                 (27,781,601)
                                                                ---------------
      Net unrealized appreciation                               $   575,800,064
                                                                ===============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------
                                                                Net           Interest
      Affiliate                                               Activity         Income
      ----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $(15,810,039)   $    735,910
      BlackRock Liquidity Series, LLC Money Market Series   $(67,884,600)   $     79,176
      Master Bond Portfolio of Master Bond Trust            $(75,000,000)   $ 30,826,464
      ----------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Represents the current yield as of June 30, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Balanced Capital Fund, Inc.

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Balanced Capital Fund, Inc.

Date: August 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Balanced Capital Fund, Inc.

Date: August 20, 2007